SUPPLEMENT DATED JULY 1, 2001
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
  (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND,
                        FRANKLIN LARGE CAP GROWTH FUND,
    FRANKLIN SMALL CAP GROWTH FUND I AND FRANKLIN SMALL CAP GROWTH FUND II)
                             DATED SEPTEMBER 1, 2000
     AS SUPPLEMENTED OCTOBER 31, 2000, JANUARY 2, 2001 AND MARCH 28, 2001

The prospectus is amended as follows:
I. In order to provide the manager of the Small Cap Growth Fund I with more flexibility in managing the Fund's portfolio, the Fund's main investment strategies have been changed. In order to accommodate this change, the Fund's name has been changed to "Franklin Small-Midcap Growth Fund." The section below explains these changes and replaces the first paragraph of the "Main Investment Strategies" section on page 36 of the current prospectus. These changes, which take effect on September 1, 2001, have been approved by the board of trustees:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies and in the equity securities of U.S. mid capitalization (mid-cap) companies. For this Fund, mid-cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In choosing equity investments, the Fund's manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself. In most instances, the manager intends to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small cap measures described above.

II. For the Small Cap Growth Fund I, on page 38, under the "Main Risks" section, the following paragraph is added:

 MID-CAP COMPANIES Historically, mid-cap company securities have been more volatile in price than large company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid-cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid-cap companies to changing economic conditions.

 In addition, mid-cap companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

 Mid-cap companies involve greater risks than larger, more established companies and should be considered speculative.

 Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

III. For the Small Cap Growth Fund II, the first paragraph of the "Main Investment Strategies" section on page 46 has been replaced with the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally emphasizes investments in companies with market cap values not exceeding $1.5 billion. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. The Fund follows a practice of selectively selling investment positions so as to maintain a median market cap value for its portfolio of approximately $1.5 billion or lower.

IV. The Small Cap Growth Fund I - Class A is now open to new investors. Therefore, the two paragraphs on page 61 under "Account Application" have been replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 63). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. On page 64, the second paragraph of the "Exchange Privilege" section has been deleted in order to remove the restriction pertaining to exchanging from other Franklin Templeton funds into the Small Cap Growth Fund I.

VI. On page 65, the "Systematic Withdrawal Plan" section has been replaced with the following:

 SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

VII. On page 66, the first paragraph regarding "selling shares" has been replaced with the following:

 You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

VIII. Effective September 17, 2001, a fee of 2% of redemption proceeds will be assessed upon Market Timers (as defined in the Prospectus on page 69 under the section "Account Policies - Market Timers") who redeem or exchange their shares of the Fund within 90 days of purchase. The fee is paid to the Fund to help offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund.

 This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investor Services, LLC, and accounts under the automatic dividend reinvestment program and the systematic withdrawal program.

              Please keep this supplement for future reference.





                          SUPPLEMENT DATED JULY 1, 2001
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
   (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND,
                         FRANKLIN LARGE CAP GROWTH FUND,
                      FRANKLIN SMALL CAP GROWTH FUND I AND
               FRANKLIN SMALL CAP GROWTH FUND II - ADVISOR CLASS)
                             DATED SEPTEMBER 1, 2000
  AS SUPPLEMENTED OCTOBER 31, 2000, JANUARY 2, 2001 AND MARCH 28, 2001

The prospectus is amended as follows:

I. In order to provide the manager of the Small Cap Growth Fund I with more flexibility in managing the Fund's portfolio, the Fund's main investment strategies have been changed. In order to accommodate this change, the Fund's name has been changed to "Franklin Small-Midcap Growth Fund." The section below explains these changes and replaces the first paragraph of the "Main Investment Strategies" section on page 20 of the current prospectus. These changes, which take effect on September 1, 2001, have been approved by the board of trustees:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies and in the equity securities of U.S. mid capitalization (mid-cap) companies. For this Fund, mid-cap companies are those companies with market cap values not exceeding $8.5 billion and small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In choosing equity investments, the Fund's manager considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself.

 In most instances, the manager intends to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small cap measures described above.

II. For the Small Cap Growth Fund I, on page 22, under the "Main Risks" section, the following paragraph is added:

 MID-CAP COMPANIES Historically, mid-cap company securities have been more volatile in price than large company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid-cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid-cap companies to changing economic conditions.

 In addition, mid-cap companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

 Mid-cap companies involve greater risks than larger, more established companies and should be considered speculative.

 Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

III. For the Small Cap Growth Fund II, the first paragraph of the "Main Investment Strategies" section on page 30 has been replaced with the following:

 MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally emphasizes investments in companies with market cap values not exceeding $1.5 billion. The manager may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures. The Fund follows a practice of selectively selling investment positions so as to maintain a median market cap value for its portfolio of approximately $1.5 billion or lower.

IV. Effective September 17, 2001, a fee of 2% of redemption proceeds will be assessed upon Market Timers (as defined in the Prospectus on page 49 under the section "Account Policies - Market Timers") who redeem or exchange their shares of the Fund within 90 days of purchase. The fee is paid to the Fund to help offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund.

 This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investor Services, LLC, and accounts under the automatic dividend reinvestment program and the systematic withdrawal program.

           Please keep this supplement for future reference.